Derivative instruments - Schedule of Derivative Instruments, Fair Value (Details) - Cash Flow hedge - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Assets	$ 82,383	$ 46,605
Liabilities	(1,292)	(24,294)
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	82,335	40,745
Liabilities	(1,006)	(4,380)
Derivatives designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	2,093	119
Derivatives designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	0	(1,536)
Derivatives designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	16,998	2,823
Liabilities	(179)	(185)
Derivatives designated as hedging instruments | Sustainability-linked ESG Principal Only Swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	25,617	18,466
Liabilities	(207)	(261)
Derivatives designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	37,627	19,337
Liabilities	(620)	(2,398)
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	48	5,860
Liabilities	(286)	(19,914)
Derivatives not designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	48	0
Derivatives not designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	(286)	0
Derivatives not designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	3,761
Liabilities	0	(12,578)
Derivatives not designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	2,099
Liabilities	0	0
Derivatives not designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	0	0
Liabilities	$ 0	$ (7,336)